Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3489

                         The Wright Managed Equity Trust
                        ----------------------------------
                (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     ------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Janet E. Sanders
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         -------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                             ------------------------
                             Date of Fiscal Year End

                               September 30, 2008
                            -------------------------
                            Date of Reporting Period

 -----------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS

WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                       Shares       Value


                   EQUITY INTERESTS - 98.6%

AEROSPACE & DEFENSE -- 1.2%
Alliant Techsystems, Inc. *              610   $     57,304
DRS Technologies, Inc.                 1,795        137,766
                                               ------------
                                               $    195,070
                                               ------------


AUTOMOBILES & COMPONENTS -- 2.3%
BorgWarner, Inc.                       8,455   $    277,070
Lear Corp. *                           5,375         56,437
Thor Industries, Inc.                  1,275         31,646
                                               ------------
                                               $    365,153
                                               ------------


BANKS -- 5.7%
Bank of Hawaii Corp.                   2,940   $    157,143
Commerce Bancshares, Inc.              1,800         83,520
Cullen/Frost Bankers, Inc.             2,705        162,300
New York Community Bancorp, Inc.       6,735        113,081
SVB Financial Group *                  5,420        313,926
Westamerica Bancorp.                     550         31,642
Wilmington Trust Corp.                 1,710         49,299
                                               ------------
                                               $    910,911
                                               ------------


CAPITAL GOODS -- 4.6%
AGCO Corp. *                           5,975   $    254,595
Nordson Corp.                            260         12,769
SPX Corp.                              3,935        302,995
Thomas & Betts Corp. *                 4,090        159,796
                                               ------------
                                               $    730,155
                                               ------------


CHEMICALS -- 0.2%
Olin Corp.                             1,820   $     35,308
                                               ------------


COMMERCIAL SERVICES & SUPPLIES -- 3.9%
Charles River Laboratories
 International*                        3,080   $    171,032
FirstMerit Corp.                       3,370         70,770
Global Payments, Inc.                    875         39,252
Harsco Corp.                           1,925         71,591
KBR, Inc.                              4,795         73,220
Republic Services, Inc.                1,947         58,371
Stericycle, Inc. *                     2,290        134,904
                                               ------------
                                               $    619,140
                                               ------------



COMMUNICATIONS EQUIPMENT -- 1.8%
CommScope, Inc. *                      1,970   $     68,241
Harris Corp.                           2,450        113,190
Plantronics, Inc.                      5,020        113,050
                                               ------------
                                               $    294,481
                                               ------------

COMPUTERS & PERIPHERALS -- 2.3%
Jack Henry & Associates, Inc.          3,985   $     81,015
Western Digital Corp. *               13,745        293,043
                                               ------------
                                               $    374,058
                                               ------------


CONSUMER DURABLES & APPAREL -- 2.1%
Herman Miller, Inc.                    4,000   $     97,880
Mohawk Industries, Inc. *              2,340        157,692
The Warnaco Group, Inc. *              1,855         84,013
                                               ------------
                                               $    339,585
                                               ------------


CONSUMER PRODUCTS -- 0.2%
American Greetings Corp. - Class A     1,670   $     25,534
                                               ------------


DIVERSIFIED FINANCIALS -- 4.1%
Eaton Vance Corp. (1)                  5,265   $    185,486
Raymond James Financial, Inc.          8,912        293,918
SEI Investments Co.                    7,975        177,045
                                               ------------
                                               $    656,449
                                               ------------


EDUCATION -- 0.7%
Career Education Corp. *               1,780   $     29,103
DeVry, Inc.                            1,520         75,301
                                               ------------
                                               $    104,404
                                               ------------


ELECTRONIC EQUIPMENT & INSTRUMENTS-- 7.3%
Ametek, Inc.                           3,890   $    158,595
Amphenol Corp. - Class A               3,670        147,314
Arrow Electronics, Inc. *              6,985        183,147
Avnet, Inc. *                          7,060        173,888
Hubbell, Inc.                          1,470         51,523
Ingram Micro, Inc. - Class A*          2,775         44,594
Lincoln Electric Holdings, Inc.        2,825        181,676
Pentair, Inc.                          4,385        151,589
Tech Data Corp. *                      2,055         61,342
Vishay Intertechnology, Inc. *         3,015         19,959
                                               ------------
                                               $  1,173,627
                                               ------------


ENERGY -- 10.2%
Cimarex Energy Co.                     3,415   $    167,028
Cliffs Natural Resources, Inc.         1,755         92,910
Denbury Resources, Inc. *              7,115        135,469
Energen Corp.                          3,315        150,103
FMC Technologies, Inc. *               6,465        300,946
Forest Oil Corp. *                     6,460        320,416
Frontier Oil Corp.                     1,875         34,537
Helmerich & Payne, Inc.                2,940        126,979
Newfield Exploration Company *           775         24,792
Patterson-UTI Energy, Inc.             5,345        107,007
Superior Energy Services, Inc. *       1,690         52,627
Tidewater, Inc.                        2,125        117,640
                                               ------------
                                               $  1,630,454
                                               ------------


FOOD, BEVERAGE & TOBACCO -- 1.5%
Corn Products International, Inc.      2,155   $     69,563
PepsiAmericas, Inc.                    6,480        134,266
Universal Corp.                          700         34,363
                                               ------------
                                               $    238,192
                                               ------------


HEALTH CARE EQUIPMENT & SERVICES-- 6.8%
Apria Healthcare Group, Inc. *         4,630   $     84,451
Covance, Inc. *                          495         43,763
DENTSPLY International, Inc.           2,565         96,290
Intuitive Surgical, Inc. *               765        184,350
Invitrogen Corp. *                     4,925        186,165
LifePoint Hospitals, Inc. *            2,295         73,761
Lincare Holdings, Inc. *               8,950        269,306
WellCare Health Plans, Inc. *          4,285        154,260
                                               ------------
                                               $  1,092,346
                                               ------------


HOUSEHOLD & PERSONAL PRODUCTS -- 2.3%
Energizer Holdings, Inc. *             1,780   $    143,379
NetFlix, Inc. *                        4,190        129,387
Tupperware Brands Corp.                3,120         86,206
                                               ------------
                                               $    358,972
                                               ------------


INSURANCE -- 7.5%
American Financial Group Inc.          2,140   $     63,130
Everest Re Group, Ltd.                 1,905        164,840
Hanover Insurance Group, Inc.            705         32,092
HCC Insurance Holdings, Inc.          11,210        302,670
Horace Mann Educators Corp.            2,115         27,220
Old Republic International Corp.       1,393         17,761
Philadelphia Consolidated Holding Co. *  460         26,942
Protective Life Corp.                  1,255         35,780
StanCorp Financial Group, Inc.         5,605        291,460
W.R. Berkley Corp.                    10,137        238,726
                                               ------------
                                               $  1,200,621
                                               ------------


MATERIALS -- 8.0%
Airgas, Inc.                           2,980   $    147,957
Carpenter Technology Corp.             1,160         29,754
Crane Co.                              2,760         82,000
Flowserve Corp.                        1,515        134,487
FMC Corp.                              1,455         74,772
Joy Global, Inc.                       2,825        127,520
Kennametal, Inc.                         960         26,035
Lubrizol Corp.                         3,185        137,401
Matthews International Corp. - Class A 1,575         79,916
Reliance Steel & Aluminum Co.          2,485         94,355
Sonoco Products Co.                    3,545        105,216
Steel Dynamics, Inc.                   5,000         85,450
Terra Industries, Inc.                 3,840        112,896
Worthington Industries, Inc.           2,680         40,039
                                               ------------
                                               $  1,277,798
                                               ------------


PHARMACEUTICALS & BIOTECHNOLOGY -- 2.2%
Endo Pharmaceuticals Holdings, Inc. *  6,500   $    130,000
Perrigo Co.                            5,730        220,376
                                               ------------
                                               $    350,376
                                               ------------


REAL ESTATE -- 4.3%
Cousins Properties, Inc.               6,055   $    152,768
Jones Lang LaSalle, Inc.                 910         39,567
NVR, Inc. *                              325        185,900
Toll Brothers, Inc. *                  7,610        192,000
UDR, Inc.                              4,420        115,583
                                               ------------
                                               $    685,818
                                               ------------


RETAILING -- 5.2%
Aeropostale, Inc. *                    4,457   $    143,114
American Eagle Outfitters, Inc.        7,342        111,966
BJ's Wholesale Club, Inc. *            2,705        105,116
Dollar Tree, Inc. *                    6,040        219,614
Phillips-Van Heusen Corp.              2,825        107,096
Regis Corp.                            3,285         90,338
Rent-A-Center Inc. *                   2,290         51,021
                                               ------------
                                               $    828,265
                                               ------------



SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 0.7%
Intersil Corp. - Class A               3,385   $     56,123
Lam Research Corp. *                   1,810         56,997
                                               ------------
                                               $    113,120
                                               ------------


SOFTWARE & SERVICES -- 4.6%
Alliance Data Systems Corp. *          2,075   $    131,513
Ansys, Inc. *                          4,250        160,947
McAfee, Inc. *                         7,080        240,437
Sybase, Inc. *                         6,635        203,164
                                               ------------
                                               $    736,061
                                               ------------


TELECOMMUNICATION SERVICES -- 0.3%
Telephone & Data Systems, Inc.         1,180   $     42,185
                                               ------------


TRANSPORTATION -- 3.5%
AirTran Holdings, Inc. *              31,070   $     75,500
Alaska Air Group, Inc. *               8,230        167,810
Con-way, Inc.                          2,630        116,009
J.B. Hunt Transport Services, Inc.     2,405         80,255
JetBlue Airways Corp. *               23,700        117,315
                                               ------------
                                               $    556,889

UTILITIES -- 5.1%
MDU Resources Group, Inc.             13,078   $    379,262
Northeast Utilities                    7,320        187,758
Oneok, Inc.                            7,240        249,056
                                               ------------
                                               $    816,076

TOTAL EQUITY INTERESTS - 98.6%
(identified cost $16,177,573)                  $ 15,751,048
OTHER ASSETS, LESS LIABILITIES - 1.4%               230,218
                                               ------------
NET ASSETS - 100.0%                            $ 15,981,266
                                               ============

 *   Non-income-producing security.
(1)  Affiliated investment.





The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008 as determined on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 16,228,189
                                               ------------

     Gross unrealized appreciation             $ 1,697,573
     Gross unrealized depreciation              (2,174,714)
                                               ------------

     NET UNREALIZED DEPRECIATION               $  (477,141)
                                               ------------


The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1 -- quoted prices in active markets for identical investments
     o Level 2 -- other  significant  observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -- significant  unobservable  inputs  (including  a  fund's  own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Valuation Inputs                          Investments in Securities

Level 1 - Quoted Prices                        $ 15,751,048
Level 2 - Other Significant Observable Inputs        -
Level 3 - Significant Unobservable Inputs            -
                                               ------------
     Total                                     $ 15,751,048
                                               ============

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent
financial   statements  included  in  its  semiannual   or  annual  report  to
shareholders.

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                       Shares       Value

                       EQUITY INTERESTS - 99.2%

AEROSPACE -- 0.6%
General Dynamics Corp.                 4,025   $    296,320
Honeywell International, Inc.          9,540        396,387
                                               ------------
                                               $    692,707
                                               ------------

AUTOMOBILES & COMPONENTS -- 1.3%
Cooper Industries, Ltd. - Class A      3,415   $    136,429
Johnson Controls, Inc.                14,575        442,060
                                               ------------
                                               $    578,489
                                               ------------

BANKS -- 6.6%
Bank of America Corp.                 10,445   $    365,575
Bank of New York Mellon Corp.         33,560      1,093,385
Hudson City Bancorp, Inc.             15,115        278,872
Northern Trust Corp.                   1,675        120,935
Wells Fargo & Co.                     27,320      1,025,319
                                               ------------
                                               $  2,884,086
                                               ------------

CAPITAL GOODS -- 6.5%
Caterpillar, Inc.                     10,575   $    630,270
Cummins, Inc.                          2,070         90,500
Deere & Co.                            4,935        244,283
General Electric Co.                  11,075        282,412
Illinois Tool Works, Inc.              3,280        145,796
Lockheed Martin Corp.                 10,175      1,115,892
Parker Hannifin Corp.                  4,280        226,840
Tyco International, Ltd.               3,035        106,286
                                               ------------
                                               $  2,842,279
                                               ------------

COMMUNICATIONS EQUIPMENT -- 1.5%
Cisco Systems, Inc. *                 14,295   $    322,495
L-3 Communications Holdings, Inc.      3,530        347,070
                                               ------------
                                               $    669,565
                                               ------------

COMPUTERS & PERIPHERALS -- 8.9%
Affiliated Computer Services,
 Inc. - Class A*                       3,140   $    158,978
Apple, Inc. *                          3,780        429,635
Hewlett-Packard Co.                   36,140      1,671,114
International Business Machines Corp. 13,815      1,615,802
                                               ------------
                                               $  3,875,529
                                               ------------

CONSTRUCTION & ENGINEERING -- 0.3%
Fluor Corp.                            2,320   $    129,224
                                               ------------

CONSUMER DURABLES & APPAREL -- 1.4%
NIKE, Inc. - Class B                   9,120   $    610,128
                                               ------------

DIVERSIFIED FINANCIALS -- 3.7%
American Express Co.                   8,430   $    298,675
Capital One Financial Corp.            6,630        338,130
Citigroup, Inc.                            1             21
Federated Investors, Inc. - Class B    6,810        196,468
Goldman Sachs Group, Inc. (The)        1,560        199,680
State Street Corp.                    10,230        581,882
                                               ------------
                                               $  1,614,856
                                               ------------

EDUCATION -- 0.5%
Apollo Group, Inc. - Class A*          3,865   $    229,195
                                               ------------

ELECTRONICS -- 0.5%
Emerson Electric Co.                   4,270   $    174,173
MEMC Electronic Materials, Inc. *      1,135         32,075
                                               ------------
                                               $    206,248
                                               ------------

ENERGY -- 13.8%
Apache Corp.                           1,300   $    135,564
Chesapeake Energy Corp.                3,935        141,109
Chevron Corp.                         17,065      1,407,521
ConocoPhillips Co.                    14,075      1,030,994
ENSCO International, Inc.              1,920        110,650
Exxon Mobil Corp.                     25,780      2,002,075
Hess Corp.                             1,775        145,692
National Oilwell Varco, Inc. *         3,780        189,869
Occidental Petroleum Corp.            10,890        767,200
Transocean, Inc. *                       695         76,339
                                               ------------
                                               $  6,007,013
                                               ------------

ENTERTAINMENT & LEISURE -- 3.1%
Hasbro, Inc.                           5,965   $    207,105
Walt Disney Co. (The)                 36,335      1,115,121
                                               ------------
                                               $  1,322,226
                                               ------------


FOOD, BEVERAGE & TOBACCO -- 4.1%
Altria Group, Inc.                    30,265   $    600,458
Molson Coors Brewing Co. - Class B     3,410        159,417
Pepsi Bottling Group, Inc.            13,505        393,941
PepsiCo, Inc.                          3,325        236,973
Philip Morris International, Inc.      7,960        382,876
                                               ------------
                                               $  1,773,665
                                               ------------

HEALTH CARE EQUIPMENT & SERVICES-- 3.4%
Aetna, Inc.                            9,045   $    326,615
Express Scripts, Inc. *                5,950        439,229
Humana, Inc. *                         3,405        140,286
Laboratory Corp of America Holdings *  2,285        158,807
WellPoint, Inc. *                      8,715        407,601
                                               ------------
                                               $  1,472,538
                                               ------------

HOTELS, RESTAURANTS & LEISURE -- 1.9%
McDonald's Corp.                      13,490   $    832,333
                                               ------------

HOUSEHOLD DURABLES   -- 1.6%
Leggett & Platt, Inc.                 12,495   $    272,266
Procter & Gamble Co.                   4,925        343,223
Stanley Works, (The)                   1,455         60,732
                                               ------------
                                               $    676,221
                                               ------------

INSURANCE -- 9.9%
AFLAC, Inc.                           12,455   $    731,731
Allstate Corp. (The)                   7,205        332,295
Chubb Corp.                           12,580        690,642
Hartford Financial Services Group, Inc. 6,410       262,746
Lincoln National Corp.                 2,930        125,433
MetLife, Inc.                         21,430      1,200,080
Progressive Corp.                     11,065        192,531
Torchmark Corp.                        3,190        190,762
Travelers Cos, Inc. (The)              5,365        242,498
Unum Group                            12,980        325,798
                                               ------------
                                               $  4,294,516
                                               ------------

MATERIALS -- 0.9%
Nucor Corp.                            6,990   $    276,105
Precision Castparts Corp.              1,485        116,988
                                               ------------
                                               $    393,093
                                               ------------

MEDIA -- 0.9%
News Corp. - Class A                  20,015   $    239,980
Omnicom Group, Inc.                    3,615        139,394
                                               ------------
                                               $    379,374
                                               ------------


METALS -- 1.2%
AK Steel Holding Corp.                 2,820   $     73,094
Freeport-McMoRan Copper & Gold, Inc.   5,410        307,559
Newmont Mining Corp.                   3,400        131,784
                                               ------------
                                               $    512,437
                                               ------------


PHARMACEUTICALS & BIOTECHNOLOGY -- 8.4%
Amgen, Inc. *                          7,615   $    451,341
Biogen Idec, Inc. *                    3,375        169,729
Johnson & Johnson, Inc.               17,940      1,242,883
King Pharmaceuticals, Inc. *          11,775        112,804
Merck & Co., Inc.                      6,380        201,353
Pfizer, Inc.                          61,265      1,129,727
Waters Corp. *                           815         47,417
Watson Pharmaceuticals, Inc. *        10,730        305,805
                                               ------------
                                               $  3,661,059
                                               ------------

RETAILING -- 3.7%
Best Buy Co., Inc.                     6,850   $    256,875
Big Lots, Inc. *                      11,155        310,444
CVS/Caremark Corp.                     5,840        196,574
eBay, Inc. *                           3,540         79,225
GameStop Corp. - Class A*              5,825        199,273
Sherwin-Williams Co.                   6,505        371,826
SUPERVALU, Inc.                        8,215        178,266
                                               ------------
                                               $  1,592,483
                                               ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 0.2%
Texas Instruments, Inc.                3,790   $     81,485
                                               ------------


SOFTWARE & SERVICES -- 6.4%

BMC Software, Inc. *                   8,845   $    253,232
Compuware Corp. *                     15,850        153,587
EMC Corp. *                           13,985        167,261
Microsoft Corp.                       46,645      1,244,955
Oracle Corp. *                        40,675        826,109
Symantec Corp. *                       6,245        122,277
                                               ------------
                                               $  2,767,421
                                               ------------

TELECOMMUNICATION SERVICES -- 3.1%
AT&T, Inc.                            41,245   $  1,151,560
CenturyTel, Inc.                       4,090        149,899
Sprint Nextel Corp.                    5,860         35,746
                                               ------------
                                               $  1,337,205
                                               ------------


TRANSPORTATION -- 1.3%
Boeing Co. (The)                       8,220   $    471,417
CSX Corp.                              2,010        109,686
                                               ------------
                                               $    581,103
                                               ------------

TRAVEL -- 0.2%
Expedia, Inc. *                        5,525   $     83,483
                                               ------------

UTILITIES -- 2.3%
Integrys Energy Group, Inc.           16,265   $    812,274
Public Service Enterprise Group, Inc.  5,470        179,361
                                               ------------
                                               $    991,635
                                               ------------


TOTAL EQUITY INTERESTS - 99.2%
(identified cost $45,067,282)                  $ 43,091,596
                                               ------------

OTHER ASSETS, LESS LIABILITIES - 0.8%               359,311
                                               ------------

NET ASSETS - 100.0%                            $ 43,450,907
                                               ============



*   Non-income-producing security.



The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008 as determined on a federal income tax basis were as follows:

     AGGREGATE COST                            $45,068,769
                                                -----------

     Gross unrealized appreciation             $ 4,257,753
     Gross unrealized depreciation              (6,234,926)
                                                -----------

     NET UNREALIZED DEPRECIATION               $(1,977,173)
                                                ===========

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1 -- quoted prices in active markets for identical investments
     o Level 2 -- other  significant  observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -- significant  unobservable  inputs  (including  a  fund's  own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Valuation Inputs                          Investments in Securities

Level 1 - Quoted Prices                        $ 43,091,596
Level 2 - Other Significant Observable Inputs        -
Level 3 - Significant Unobservable Inputs            -
                                               ------------
     Total                                     $43,091,596
                                               ============


The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                      Shares       Value


                         EQUITY INTERESTS - 99.4%

AUSTRALIA -- 4.5%
Australia & New Zealand
   Banking Group, Ltd.                20,716   $    318,644
BHP Billiton, Ltd.                    38,696      1,084,608
BlueScope Steel, Ltd. (1)             57,556        372,212
Caltex Australia, Ltd. (1)            24,895        248,421
QBE Insurance Group, Ltd. (1)        106,934      2,293,455
Westpac Banking Corp. (1)             33,551        635,813
                                               ------------
                                               $  4,953,153
                                               ------------


AUSTRIA -- 0.4%
Voestalpine AG                        16,738   $    488,314
                                               ------------



BELGIUM -- 0.6%
Colruyt SA (1)                         2,579   $    641,108
                                               ------------



CANADA -- 7.9%
Canadian National Railway Co.         20,272   $    976,800
Canadian Natural Resources, Ltd.       3,453        218,726
Canadian Pacific Railway, Ltd.        12,603        685,795
CGI Group, Inc. - Class A*            83,355        751,514
Encana Corp.                          26,937      1,699,231
Husky Energy, Inc. (1)                28,988      1,263,711
Methanex Corp. (1)                    38,329        728,705
Petro-Canada                          17,099        559,230
Potash Corp. of Saskatchewan, Inc.     5,450        715,940
Toronto-Dominion Bank (1)             17,301      1,008,264
                                               ------------
                                               $  8,607,916
                                               ------------


DENMARK -- 1.4%
Danske Bank A/S (Stammaktie)           6,813   $    172,587
Novo Nordisk A/S Series B             24,199      1,303,678
                                               ------------
                                               $  1,476,265
                                               ------------


FINLAND -- 1.7%
Nokia Oyj                             80,856   $  1,483,837
Rautaruukki Oyj                       18,138        353,649
                                               ------------
                                               $  1,837,486
                                               ------------


FRANCE -- 9.6%
AXA (Actions Ordinaires) (1)          19,830   $    619,945
BNP Paribas (1)                       28,924      2,749,679
Compagnie Generale des Etablissements
   Michelin - Class B                  4,477        286,326
France Telecom SA                     44,124      1,259,747
Groupe Danone                         21,034      1,455,539
Sanofi-Aventis (1)                    13,261        861,477
Schneider Electric SA                  5,802        485,749
Total SA (1)                          28,760      1,739,419
Vallourec SA                           4,841      1,041,606
                                               ------------
                                               $ 10,499,487
                                               ------------


GERMANY -- 9.8%
Allianz AG Holding (Namensaktie)       4,816   $    669,113
BASF AG (Stammaktie)                  49,581      2,419,662
Bayer AG                               9,286        703,610
Deutsche Bank AG (Stammaktie)          8,108        595,767
Deutsche Lufthansa AG                 20,934        413,782
Deutsche Telekom AG                   52,137        779,052
E.On AG (Stammaktie)                  41,279      2,078,582
Henkel AG & Co. KGaA                  11,898        447,396
MAN AG (1)                             7,380        494,846
Muenchener Rueckversicherungs-
   Gesellschaft AG                     4,859        770,461
Porsche AG (Preferred Stock)           6,079        683,467
ThyssenKrupp AG                       19,712        594,237
                                               ------------
                                               $ 10,649,975
                                               ------------


GREECE -- 1.4%
Alpha Bank A.E.                       32,033   $    669,181
National Bank of Greece SA            21,451        901,217
                                               ------------
                                               $  1,570,398
                                               ------------


HONG KONG -- 5.5%
Cheung Kong Holdings, Ltd.            46,000   $    517,778
CLP Holdings, Ltd. (Ordinary)        374,000      2,898,448
Hang Lung Group, Ltd.                 48,000        155,256
Hang Seng Bank, Ltd.                  46,400        877,072
Henderson Land Development Co., Ltd.  68,000        306,165
Sun Hung Kai Properties, Ltd.        117,000      1,227,648
                                               ------------
                                               $  5,982,367
                                               ------------


IRELAND -- 1.3%
Allied Irish Banks PLC                58,505   $    424,372
Anglo Irish Bank Corp. PLC            31,537        105,228
Bank of Ireland                      125,099        593,451
CRH PLC                               15,628        348,466
                                               ------------
                                               $  1,471,517
                                               ------------


ITALY -- 3.6%
Eni SpA (Azioni Ordinarie)           126,182   $  3,370,037
Saipem SpA                            20,066        593,264
                                               ------------
                                               $  3,963,301
                                               ------------


JAPAN -- 14.7%
Aisin Seiki Co., Ltd.                 20,500   $    498,109
Astellas Pharma, Inc. (1)             38,300      1,677,675
Fanuc, Ltd.                            3,900        300,174
Honda Motor Co., Ltd.                 41,000      1,261,484
Kirin Holdings Co., Ltd.              14,000        191,624
Makita Corp.                          31,200        639,972
Mitsubishi Corp.                      31,300        696,025
Mitsui & Co., Ltd.                    26,000        324,970
Mitsui OSK Lines, Ltd.               194,000      1,653,089
Nintendo Company, Ltd.                 2,800      1,213,079
Nippon Oil Corp. (1)                  77,000        403,711
Nippon Steel Corp. (1)               283,000      1,120,287
Nippon Yusen Kabushiki Kaisha (1)    146,000        953,000
Nisshin Steel Co., Ltd. (1)          258,000        519,316
OKUMA Corp. (1)                       57,000        333,817
Omron Corp. (1)                       12,600        204,949
Sumitomo Corp. (1)                    90,000        878,179
Tokai Rika Co., Ltd.                  29,000        361,355
Toyota Boshoku Corp. (1)              39,000        427,271
Toyota Motor Corp.                    53,400      2,349,344
                                               ------------
                                               $ 16,007,430
                                               ------------


NETHERLANDS -- 4.4%
ASML Holding NV                       20,992   $    343,682
ING Groep NV (Aandeel)               109,826      2,285,542
Koninklijke (Royal)  KPN NV           57,146        855,308
Koninklijke Philips
 Electronics NV (Aandeel)             50,868      1,363,735
                                               ------------
                                               $  4,848,267
                                               ------------


NORWAY -- 1.8%
Norsk Hydro ASA (Ordinaere Aksje) (1) 26,159   $    147,172
StatoilHydro ASA                      13,876        315,653
Telenor Group ASA                    125,512      1,495,353
                                               ------------
                                               $  1,958,178
                                               ------------


SINGAPORE -- 1.5%
Jardine Cycle & Carriage, Ltd. (1)    80,000   $    832,346
Overseas-Chinese Banking Corp., Ltd. 156,000        775,347
                                               ------------
                                               $  1,607,693
                                               ------------


SPAIN -- 7.1%
Acciona SA (1)                         2,990   $    454,803
ACS, Actividades de Construccion
   y Servicios SA (1)                 15,596        633,964
Banco Bilbao Vizcaya Argentaria SA    12,097        199,010
Banco Santander SA                   126,900      1,925,647
Repsol YPF SA (Accion)                30,985        916,991
Telefonica SA                        146,708      3,575,580
                                               ------------
                                               $  7,705,995
                                               ------------


SWEDEN -- 0.7%
TeliaSonera AB                       122,007   $    735,487
                                               ------------


SWITZERLAND -- 6.3%
ABB, Ltd. *                           13,855   $    260,138
Compagnie Financiere Richemont SA      4,571        203,422
Holcim, Ltd.                           3,725        268,696
Nestle SA                             15,330        656,010
Roche Holding AG                       4,705        733,715
Swatch Group AG                        4,341        791,507
Swiss Re AG                           21,679      1,179,060
Zurich Financial Services (Inhaberaktie) 9,876    2,731,043
                                               ------------
                                               $  6,823,591
                                               ------------


UNITED KINGDOM -- 15.2%
Anglo American PLC (Ordinary)         17,820   $    588,492
AstraZeneca PLC                       20,435        903,764
Barclays PLC (Ordinary)              328,102      1,994,330
BHP Billiton PLC                      45,521      1,019,857
BP PLC                                35,318        299,937
British Airways PLC                   94,633        291,523
British American Tobacco PLC          21,953        719,791
Centrica PLC                          94,938        550,741
HSBC Holdings PLC                     15,478        243,471
Inchape PLC                           71,738        240,693
Legal & General Group (Ordinary)     493,596        880,556
Lloyds TSB Group PLC                 243,962        963,826
Next PLC                              17,149        320,901
Persimmon PLC (Ordinary) (1)          62,459        422,811
Rio Tinto PLC                         12,431        748,257
Royal Bank of Scotland Group
 PLC (Ordinary)                      212,316        698,840
Royal Dutch Shell PLC                 80,544      2,305,445
Unilever PLC                          75,118      2,036,753
Vodafone Group PLC                   604,674      1,329,427
                                               ------------
                                               $ 16,559,415
                                               ------------


TOTAL EQUITY INTERESTS - 99.4%
(identified cost $132,966,336)                 $108,387,344
                                               ------------


SHORT-TERM INVESTMENTS - 14.1%
State Street Navigator Securities Lending Prime
   Portfolio (2)                               $ 15,418,399
                                               ------------

TOTAL SHORT-TERM INVESTMENTS - 14.1%
(identified cost $15,418,399)                  $ 15,418,399
                                               ------------


TOTAL INVESTMENTS - 113.5%
(identified cost $148,384,735)                 $123,805,743
OTHER ASSETS, LESS LIABILITIES - (13.5)%       (14,690,822)
                                               ------------

NET ASSETS - 100.0%                            $109,114,921
                                               ============


*    Non-income-producing security.

(1) All or a portion of these securities were on loan at September 30, 2008.

(2) The amount invested in State Street Navigator Securities Lending Prime Portfolio represents cash collateral received for securities on loan as of September 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities.

                    Top Holdings By Industry
                   ------------------------
                  % of net assets at 9/30/08


         Banks.................................14.23%

         Energy................................12.91%

         Materials.............................10.51%

         Other.................................62.35%




The Fund did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008 as determined on a federal income tax basis, were as follows:

     AGGREGATE COST                            $ 150,457,005
                                                -----------

     Gross unrealized appreciation             $ 4,061,465
     Gross unrealized depreciation              (30,712,727)
                                                -----------

     NET UNREALIZED DEPRECIATION               $(26,651,262)
                                                ===========

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Leve  1 -- quoted prices in active markets for identical investments
     o Level 2 -- other  significant  observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -- significant  unobservable  inputs  (including  a  fund's  own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Valuation Inputs                          Investments in Securities

Level 1 - Quoted Prices                        $123,805,743
Level 2 - Other Significant Observable Inputs        -
Level 3 - Significant Unobservable Inputs            -
                                               ------------
     Total                                     $123,805,743
                                               ============


The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Find, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund).

By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Barbara E. Campbell
         ------------------------
         Barbara E. Campbell
         Treasurer

Date:    November 21, 2008


By:      Peter M. Donovan
         -----------------
         Peter M. Donovan
         President

Date:    November 20, 2008